Related party transactions - Key management personnel (Details) - General Partner - EUR (€) € in Thousands	6 Months Ended
	Jun. 30, 2022	Jun. 30, 2021	Dec. 31, 2021
Transactions
Amount paid for services received from related party	€ 14,367	€ 19,668
Balances
Accounts receivable	1,523		€ 769
Accounts payable	€ 416		€ 24,265